Other Comprehensive Income/(Loss)	11 Months Ended
Dec. 29, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income/(Loss)
Other Comprehensive Income/(Loss)
The following table summarizes the allocation of total other comprehensive income/(loss) between H. J. Heinz Corporation II and the noncontrolling interest:

	Successor			Predecessor
	February 8 - December 29, 2013			April 29 - June 7, 2013			April 28, 2013 FY 2013
	H. J. Heinz Corp. II	Noncontrolling Interest	Total	H. J. Heinz Corp. II	Noncontrolling Interest	Total	H. J. Heinz Corp. II	Noncontrolling Interest	Total
	(In thousands)
Net (loss)/income	$(77,021)	$5,303	$(71,718)	$(195,571)	$2,874	$(192,697)	$1,012,903	$14,430	$1,027,333
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	140,242	(11,301)	128,941	(93,780)	(4,083)	(97,863)	(213,259)	(15,721)	(228,980)
Net deferred (losses) on net investment hedges from periodic revaluations	(117,694)	—	(117,694)	—	—	—	—	—	—
Net pension and post-retirement benefit (losses)/gains	102,464	(12)	102,452	—	—	—	(189,294)	(8)	(189,302)
Reclassification of net pension and post-retirement benefit losses/(gains) to net income	—	—	—	7,291	(25)	7,266	54,833	—	54,833
Net deferred (losses)/gains on other derivatives from periodic revaluations	110,686	510	111,196	(1,099)	40	(1,059)	(11,736)	(7)	(11,743)
Net deferred losses/(gains) on derivatives reclassified to earnings	(2,688)	(55)	(2,743)	6,551	1	6,552	29,646	(38)	29,608
Total comprehensive income/(loss)	$155,989	$(5,555)	$150,434	$(276,608)	$(1,193)	$(277,801)	$683,093	$(1,344)	$681,749

The tax (expense)/benefit associated with each component of other comprehensive income/(loss) are as follows:

	Fiscal Year Ending
	H. J. Heinz Corp. II	Noncontrolling Interest	Total
	(In thousands)
Predecessor
April 27, 2011
Foreign currency translation adjustments	$(1,158)	$—	$(1,158)
Net pension and post-retirement benefit losses	$(25,670)	$14	$(25,656)
Reclassification of net pension and post-retirement benefit losses to net income	$25,276	$—	$25,276
Net change in fair value of cash flow hedges	$(10,348)	$132	$(10,216)
Net hedging gains/losses reclassified into earnings	$(15,149)	$191	$(14,958)
April 29, 2012
Foreign currency translation adjustments	$180	$—	$180
Net pension and post-retirement benefit losses	$112,665	$9	$112,674
Reclassification of net pension and post-retirement benefit losses to net income	$25,070	$—	$25,070
Net change in fair value of cash flow hedges	$(17,770)	$9	$(17,761)
Net hedging gains/losses reclassified into earnings	$(10,756)	$92	$(10,664)
April 28, 2013
Foreign currency translation adjustments	$(115)	$—	$(115)
Net pension and post-retirement benefit losses	$(75,526)	$—	$(75,526)
Reclassification of net pension and post-retirement benefit losses to net income	$23,694	$—	$23,694
Net change in fair value of cash flow hedges	$17,712	$2	$17,714
Net hedging gains/losses reclassified into earnings	$25,954	$(13)	$25,941
April 29 - June 7, 2013
Foreign currency translation adjustments	$(116)	$—	$(116)
Reclassification of net pension and post-retirement benefit losses to net income	$2,958	$—	$2,958
Net change in fair value of cash flow hedges	$377	$(13)	$364
Net hedging gains/losses reclassified into earnings	$2,882	$1	$2,883
Successor
February 8 - December 29, 2013
Foreign currency translation adjustments	$(422)	$—	$(422)
Net change in fair value of net investment hedges	$72,903	$—	$72,903
Net pension and post-retirement benefit gains	$(39,682)	$—	$(39,682)
Net change in fair value of cash flow hedges	$(67,210)	$(166)	$(67,376)
Net hedging gains/losses reclassified into earnings	$1,505	$18	$1,523

The following table provides a summary of the changes in the carrying amount of accumulated other comprehensive (loss)/income, net of tax, by component attributable to H. J. Heinz Corporation II:

	Foreign currency translation adjustments	Net pension and post retirement benefit	Net cash flow hedges	Total
	(In thousands)
Predecessor
Balance as of April 27, 2011	$337,073	$(626,938)	$(9,699)	(299,564)
Other comprehensive (loss)/income before reclassifications	(360,227)	(258,067)	30,405	(587,889)
Amounts reclassified from accumulated other comprehensive loss	—	56,813	(14,088)	42,725
Net current-period other comprehensive loss	(360,227)	(201,254)	16,317	(545,164)
Balance as of April 29, 2012	$(23,154)	$(828,192)	$6,618	$(844,728)
Other comprehensive (loss)/income before reclassifications	(213,258)	(189,294)	(11,736)	(414,288)
Amounts reclassified from accumulated other comprehensive loss	—	54,833	29,645	84,478
Net current-period other comprehensive loss	(213,258)	(134,461)	17,909	(329,810)
Balance as of April 28, 2013	$(236,412)	$(962,653)	$24,527	$(1,174,538)
Other comprehensive (loss)/income before reclassifications	(93,780)	—	(1,099)	(94,879)
Amounts reclassified from accumulated other comprehensive loss	—	7,291	6,551	13,842
Net current-period other comprehensive loss	(93,780)	7,291	5,452	(81,037)
Balance as of June 7, 2013	$(330,192)	$(955,362)	$29,979	$(1,255,575)

Successor
Balance as of February 8, 2013	$—	$—	$—	—
Other comprehensive (loss)/income before reclassifications	140,242	102,464	110,686	353,392
Net change in fair value of net investment hedges	(117,694)	—	—	(117,694)
Amounts reclassified from accumulated other comprehensive loss	—	—	(2,688)	(2,688)
Net current-period other comprehensive loss	22,548	102,464	107,998	233,010
Balance as of December 29, 2013	$22,548	$102,464	$107,998	$233,010

The following table presents the affected earnings line for reclassifications out of accumulated other comprehensive income/(loss), net of tax, by component attributable to H. J. Heinz Corporation II:

Accumulated other comprehensive income/(loss) component	Reclassified from accumulated other comprehensive income/(loss) to earnings	Reclassified from accumulated other comprehensive income/(loss) to earnings	Line affected by reclassification
(In thousands)
	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013
Gains/(losses) on cash flow hedges:
Foreign exchange contracts	$(1,020)	$990	Sales
Foreign exchange contracts	2,874	1,814	Cost of products sold
Foreign exchange contracts	2,387	(1,859)	Other income/(expense)
Foreign exchange contracts	(83)	—	Selling, general, and administrative expenses
Foreign exchange contracts	—	61	Interest expense
Interest rate contracts	35	(20)	Interest expense
Cross-currency interest rate swap contracts	—	(538)	Other expense
Cross-currency interest rate swap contracts	—	(9,821)	Interest expense
	4,193	(9,373)	Gain/(loss) from continuing operations before income tax
	(1,505)	2,822	Provision for income taxes
	$2,688	$(6,551)	Gain/(loss) from continuing operations

Gains/(losses) on pension and post retirement benefit:
Actuarial gains/(losses)	$—	$(10,681)	(a)
Prior service credit/(cost)	—	432	(a)
	—	(10,249)	Loss from continuing operations before income tax
	—	2,958	Provision for income taxes
	$—	$(7,291)	Loss from continuing operations

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(a) As these components are included in the computation of net periodic pension and post retirement benefit costs refer to Note 14 for further details.